Debt Debt Narrative (Details)		3 Months Ended			9 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)
Debt Instrument [Line Items]
Senior Notes			$ 72,593,000		$ 72,593,000	$ 72,199,000
Current Fiscal Year End Date					--12-31
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period					4.30%
Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period					3.80%
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes			$ 73,625,000		$ 73,625,000	$ 73,625,000
Secured Debt [Member]
Debt Instrument [Line Items]
Percentage of the value any new Equity Issues after December 31, 2013					25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth					50.00%
Minimum liquidity					$ 25,000,000.0
Minimum liquidity per owned vessels					$ 700,000.00
Minimum Fair value of the collateral of each credit facility					140.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital			1.00		1.00
Consolidated Net worth required					$ 500,000,000.0
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital			0.60		0.60
Consolidated Net worth required					$ 100,000,000.0
Senior Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								7.50%
Senior Notes							$ 8,600,000	$ 65,000,000
Debt Instrument, Redemption Price, Percentage						100.00%
Senior Notes, Denomination								$ 25.00
Repurchase price of Notes (as a percentage)						101.00%
Maximum net borrowings allowed as a percentage to total assets						70.00%
Minimum Net Worth Required for Compliance						$ 500,000,000
Senior Notes [Member] | Unsecured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Authorized repurchase of outstanding Senior Notes						$ 20,000,000.0
$67.5 Million Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Minimum Fair value of the collateral of each credit facility					115.00%
$42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 1,700,000
Kamsarmax pool [Member]
Debt Instrument [Line Items]
Number of vessels sold				2
Kamsarmax pool [Member] | $39,600 Million Credit facility [Member]
Debt Instrument [Line Items]
Number of vessels sold				2
Debt, Current				$ 20,100,000
Payment Deferral [Member] | $12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt			200,000
Payment Deferral [Member] | $27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt			400,000		$ 400,000
Payment Deferral [Member] | $67.5 Million Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt					1,000,000
Payment Deferral [Member] | $409 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt					2,400,000
Payment Deferral [Member] | $409 Million Credit Facility [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Repayments of Debt					2,300,000
Payment Deferral [Member] | $409 Million Credit Facility [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Repayments of Debt					1,200,000
Payment Deferral [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt					800,000
Agreement to reinstate principal repayments [Member] | Payment Deferral [Member] | $12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt					800,000
Agreement to reinstate principal repayments [Member] | Payment Deferral [Member] | $67.5 Million Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt					8,000,000
Agreement to reinstate principal repayments [Member] | Payment Deferral [Member] | $409 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt					26,900,000
Agreement to reinstate principal repayments [Member] | Payment Deferral [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 45,400,000		$ 7,300,000		$ 6,600,000
Agreement to reinstate principal repayments [Member] | Payment Deferral [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 4,500,000
Agreement to reinstate principal repayments [Member] | Payment Deferral [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 1,000,000
From the Quarter ending March 31, 2019 until and including the Quarter ending June 30, 2019 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense					100.00%
From the quarter ending June 30, 2019 until the quarter ending September 30,2019 [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense					100.00%
From the quarter ending June 30, 2019 until the quarter ending September 30,2019 [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense					250.00%
For Each Quarter Thereafter [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense					100.00%
For Each Quarter Thereafter [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense					250.00%